Cover	Feb. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2026
Entity File Number	001-40017
Entity Registrant Name	CROWN PROPTECH ACQUISITIONS
Entity Central Index Key	0001827899
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	796-4796
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, par value $0.0001
Trading Symbol	CPTKW
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false